CONDENSED BALANCE SHEETS - USD ($)		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Dec. 07, 2020	Oct. 11, 2020
Current assets
Cash		$ 215,682		$ 459,749
Prepaid expenses		726,171		998,675
Total Current Assets		941,853		1,458,424
Investment securities held in Trust Account		300,102,702		300,011,579
TOTAL ASSETS		301,044,555		301,470,003
Current liabilities
Accounts payable and accrued expenses		885,580		120,564
Total Current Liabilities		885,580		120,564
Warrant liabilities		16,920,000		17,126,666
Deferred underwriting fee payable		10,500,000		10,500,000		$ 10,500,000
Total Liabilities		28,305,580		27,747,230
Commitments and Contingencies
Class A ordinary shares subject to possible redemption 26,773,897 and 26,872,277 shares at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively		267,738,970		268,722,770
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding		0		0
Additional paid-in capital		10,227,096		9,243,265
Accumulated deficit		(5,228,164)		(4,244,366)
Total Shareholders' Equity		5,000,005	$ 5,000,004	5,000,003			$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		301,044,555		301,470,003
Redeemable Class A Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares		323		313
Class B Non-redeemable Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares	[1]	$ 750		$ 791	[2]

[1]	As of December 31, 2020 included up to 406,250 Class B ordinary shares subject to forfeiture as a result of the underwriters’ election to partially exercise its over-allotment option. The remaining over-allotment option expired unexercised on January 21, 2021 and, as a result, 406,250 Class B ordinary shares were forfeited (see Note 5).
[2]	Includes up to 406,250 Class B ordinary shares subject to forfeiture as a result of the underwriters’ election to partially exercise its over-allotment option (see Note 5).